INTEREST RATE RISK MANAGEMENT (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	$ 391.4	$ 299.7
Financial liabilities	2,132.1	756.4
Net financial liabilities	1,740.7	456.7
Trade payables
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	$ 124.6	$ 105.5
Borrowings, current
Disclosure of financial instruments by type of interest rate [line items]
Average fixed interest rate	2.80%	0.70%
Financial liabilities	$ 45.9	$ 51.4
Other liabilities
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	$ 113.9	$ 106.9
Borrowings, non-current
Disclosure of financial instruments by type of interest rate [line items]
Average fixed interest rate	5.70%	5.70%
Financial liabilities	$ 503.1	$ 492.6
Lease obligations
Disclosure of financial instruments by type of interest rate [line items]
Average fixed interest rate	4.20%
Financial liabilities	$ 1,343.9
Other non-current liabilities
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	0.7
Variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	175.2	90.7
Financial liabilities	0.0	0.0
Net financial liabilities	(175.2)	(90.7)
Variable interest rate | Trade payables
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	0.0	0.0
Variable interest rate | Borrowings, current
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	0.0	0.0
Variable interest rate | Other liabilities
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	0.0	0.0
Variable interest rate | Borrowings, non-current
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	0.0	0.0
Variable interest rate | Lease obligations
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	0.0
Variable interest rate | Other non-current liabilities
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	0.0
Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	12.7	0.0
Financial liabilities	1,850.0	503.1
Net financial liabilities	1,837.3	503.1
Fixed interest rate | Trade payables
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	0.0	0.0
Fixed interest rate | Borrowings, current
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	3.0	10.5
Fixed interest rate | Other liabilities
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	0.0	0.0
Fixed interest rate | Borrowings, non-current
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	503.1	492.6
Fixed interest rate | Lease obligations
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	1,343.9
Fixed interest rate | Other non-current liabilities
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	0.0
Total interest bearing
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	187.9	90.7
Financial liabilities	1,850.0	503.1
Net financial liabilities	1,662.1	412.4
Total interest bearing | Trade payables
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	0.0	0.0
Total interest bearing | Borrowings, current
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	3.0	10.5
Total interest bearing | Other liabilities
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	0.0	0.0
Total interest bearing | Borrowings, non-current
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	503.1	492.6
Total interest bearing | Lease obligations
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	1,343.9
Total interest bearing | Other non-current liabilities
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	0.0
Non-interest bearing
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	203.5	209.0
Financial liabilities	282.1	253.3
Net financial liabilities	78.6	44.3
Non-interest bearing | Trade payables
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	124.6	105.5
Non-interest bearing | Borrowings, current
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	42.9	40.9
Non-interest bearing | Other liabilities
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	113.9	106.9
Non-interest bearing | Borrowings, non-current
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	0.0	$ 0.0
Non-interest bearing | Lease obligations
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	0.0
Non-interest bearing | Other non-current liabilities
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	$ 0.7
Cash and cash equivalents
Disclosure of financial instruments by type of interest rate [line items]
Average variable interest rate	1.00%	1.00%
Financial assets	$ 318.0	$ 234.2
Cash and cash equivalents | Variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	155.4	68.6
Cash and cash equivalents | Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	0.0	0.0
Cash and cash equivalents | Total interest bearing
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	155.4	68.6
Cash and cash equivalents | Non-interest bearing
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	162.6	165.6
Trade receivables
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	0.5	1.3
Trade receivables | Variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	0.0	0.0
Trade receivables | Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	0.0	0.0
Trade receivables | Total interest bearing
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	0.0	0.0
Trade receivables | Non-interest bearing
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	$ 0.5	1.3
Other accounts receivable
Disclosure of financial instruments by type of interest rate [line items]
Average fixed interest rate	4.50%
Financial assets	$ 39.0	36.8
Other accounts receivable | Variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	0.0	0.0
Other accounts receivable | Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	4.9	0.0
Other accounts receivable | Total interest bearing
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	4.9	0.0
Other accounts receivable | Non-interest bearing
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	$ 34.1	$ 36.8
Other non-current assets
Disclosure of financial instruments by type of interest rate [line items]
Average variable interest rate	7.00%	6.50%
Average fixed interest rate	4.50%
Financial assets	$ 33.9	$ 27.4
Other non-current assets | Variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	19.8	22.1
Other non-current assets | Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	7.8	0.0
Other non-current assets | Total interest bearing
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	27.6	22.1
Other non-current assets | Non-interest bearing
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	$ 6.3	$ 5.3